Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jan. 01, 2025
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum estimated service period for players	6 months
Basic loss per share | $ / shares	$ 0.14	$ 0.21	$ 0.31
Diluted loss per share | $ / shares	$ 0.14	$ 0.21	$ 0.31
Number of operating segments | Segment	1
ASU 2023-09
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Chagne in accounting principle, accounting standard update, adoption date				Jan. 01, 2025
Chagne in accounting principle, accounting standard update, adopted				true
Chagne in accounting principle, accounting standard update, adopted material effect				false
Selling and Marketing Expenses
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Advertising expenses | $	$ 300	$ 100	$ 200
Minimum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Maximum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	3 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	2 years
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow accounts | $	$ 313	$ 313